Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets, Net [Abstract]
Finite-lived intangible assets, amortization expense	$ 137	$ 106
Estimated annual amortization expense, 2024	153
Estimated annual amortization expense, 2025	143
Estimated annual amortization expense, 2026	131
Estimated annual amortization expense, 2027	120
Estimated annual amortization expense, 2028	$ 104